Property, Equipment and Software, net	12 Months Ended
Dec. 31, 2024
Property, Equipment and Software, net
Property, Equipment and Software, net

8.    Property, Equipment and Software, net

Property, equipment and software consist of the following:

	As of December 31,
	2023	2024
	US$	US$
Cost:
Leasehold improvements	3,568	3,641
Computers and electronic equipment	7,273	7,830
Office equipment	307	399
Software	834	998
Construction in progress	—	4,185
Total cost	11,982	17,053
Less: Accumulated depreciation and amortization	(9,393)	(10,434)
Total property, equipment and software, net	2,589	6,619

Depreciation expense was US$3,443, US$2,449, and US$1,596 for the years ended December 31, 2022, 2023 and 2024, respectively.